Other Receivables and Prepayments (Details) - Schedule of Other Receivables and Prepayments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Receivables and Prepayments [Abstract]
Prepaid research and development expenses	$ 185,633	$ 305,178
Prepaid insurance	33,815	47,833
Prepaid service fee	46,303	148,346
Rental deposits	102,109	16,296
Prepaid rental expenses	15,683
Other receivables	22,275	204,752
Others	16,253	21,603
Total	$ 422,071	$ 744,008